RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
NOTE 15:	RELATED PARTY TRANSACTION

According to the Company's agreement with Izhak Nakar, the previous chairman of the board, in consideration for his services to the Company worldwide, the chairman of the board will be entitled to compensation in the amount of US $ 28.1 plus VAT per month ("the consulting fees"). This amount was reduced to US  $ 25.3 plus VAT per month, during the months of April to December 2016.

In addition, as approved annually by the Company's general meeting of the shareholders, the chairman is entitled to a bonus of 4.25% of the Company's adjusted EBITDA, under certain conditions with regard to revenue and EBITDA, as defined in the minutes of the Company's board of Directors.

During 2014 the chairman of the board was entitled to a bonus at the rate of 0.25% of the total amount raised by the Company on the underwritten public offering (see Note 10f).

During 2014, 2015, 2016 the chairman of the board has been entitled to compensation, including the bonus, on the amount of $ 369, $ 323 and $ 359, respectively for his consulting fees.